FINANCIAL INSTRUMENTS (Interest Rate Risk Management) (Details) $ in Thousands	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 21, 2020 NOK (kr)	Jun. 04, 2019 NOK (kr)
Derivative [Line Items]
Notional principal amount		$ 400,000	$ 600,000
NOK700 million senior unsecured bonds due 2024
Derivative [Line Items]
Aggregate debt amount | kr	kr 700,000,000				kr 700,000,000
NOK700 million senior unsecured bonds due 2024 | Norwegian Interbank Offered Rate ("NIBOR")
Derivative [Line Items]
Spread on rate (as a percent)	4.60%	4.60%
NOK600 million senior unsecured bonds due 2025
Derivative [Line Items]
Aggregate debt amount | kr	kr 600,000,000			kr 600,000,000
NOK600 million senior unsecured bonds due 2025 | Secured Overnight Financing Rate ("SOFR"), closing rate
Derivative [Line Items]
Spread on rate (as a percent)	4.80%	4.80%
NOK600 million senior unsecured bonds due 2025 | Norwegian Interbank Offered Rate ("NIBOR")
Derivative [Line Items]
Spread on rate (as a percent)	4.40%	4.40%
Minimum | NOK700 million senior unsecured bonds due 2024 | Secured Overnight Financing Rate ("SOFR"), closing rate
Derivative [Line Items]
Spread on rate (as a percent)	5.00%	5.00%
Maximum | NOK700 million senior unsecured bonds due 2024 | Secured Overnight Financing Rate ("SOFR"), closing rate
Derivative [Line Items]
Spread on rate (as a percent)	5.10%	5.10%
$30,000 (remaining at $30,000)
Derivative [Line Items]
Notional principal amount		$ 30,000
Notional principal, at maturity		$ 30,000
Fixed interest rate	1.90%	1.90%
$48,332 (remaining at $48,332)
Derivative [Line Items]
Notional principal amount		$ 48,332
Notional principal, at maturity		$ 48,332
$48,332 (remaining at $48,332) | Minimum
Derivative [Line Items]
Fixed interest rate	1.80%	1.80%
$100,000 (remaining at $100,000)
Derivative [Line Items]
Notional principal amount		$ 100,000
Notional principal, at maturity		$ 100,000
$100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed interest rate	1.20%	1.20%
$100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed interest rate	1.30%	1.30%
$67,500 (remaining at $67,500)
Derivative [Line Items]
Notional principal amount		$ 67,500
Notional principal, at maturity		$ 67,500
Fixed interest rate	1.10%	1.10%
$108,735 (reducing to $92,233)
Derivative [Line Items]
Notional principal amount		$ 108,735
Notional principal, at maturity		$ 92,233
$108,735 (reducing to $92,233) | Maximum
Derivative [Line Items]
Fixed interest rate	0.20%	0.20%